SUBSEQUENT EVENTS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 16 – SUBSEQUENT EVENTS In May 2024, the Company implemented cost-savings measure to reduce selling, general and administrative expenses.
NOTE 19 – SUBSEQUENT EVENTS
Management has evaluated events that have occurred subsequent to the date of these consolidated financial statements and has determined that, other than those listed below, no such reportable subsequent events exist through March 25, 2024, the date the consolidated audited financial statements were issued in accordance with FASB ASC Topic 855, “Subsequent Events.”
Subsequent to December 31, 2023, the Company issued 1,208,543 shares of Class A common stock and 100,000 warrants in full settlement of the merger transaction costs in the amount of $4.25 million which was payable to three (3) financial institutions. Such liability was accrued for and reported under merger transaction costs payable in shares in the consolidated balance sheet as of December 31, 2023.